Offerings	May 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value US$$0.0001 per share
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes class A common stock that may be purchased by the underwriters pursuant to their option to purchase additional class A common stock to cover over-allotment, if any. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional class A common stock that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants to purchase class A common stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes class A common stock that may be purchased by the underwriters pursuant to their option to purchase additional class A common stock to cover over-allotment, if any. In accordance with Rule 457(g) under the Securities Act of 1933, as amended, because the class A common stock of the registrant underlying the Underwriter Warrants is registered hereby, no separate registration fee is required with respect to the Underwriter Warrants registered hereby
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock underlying Underwriter Warrants
Maximum Aggregate Offering Price	$ 1,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151.91
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes class A common stock that may be purchased by the underwriters pursuant to their option to purchase additional class A common stock to cover over-allotment, if any. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended, The Underwriter Warrants are exercisable at a per Class A common stock exercise price equal to 110% of the public offering price. The proposed maximum aggregate offering price of the Underwriter Warrants is $1,100,00 which is equal to 110% of $1,000,000 (5% of the proposed maximum aggregate offering price for the Class A common stock of $20,000,000).